ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Schedule of accounts receivable
	As of December 31,
	2013	2014

Accounts receivable	$17,101	$20,990
Allowance of doubtful accounts	(1,143)	(2,946)
Accounts receivable, net	$15,958	$18,044

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2012	2013	2014

Balance at beginning of year	$224	$556	$1,143
Charge to expenses	325	812	2,090
Transferring out as a result of deconsolidation of subsidiaries	-	(2)	(247)
Write off of accounts receivable	-	(249)	-
Exchange difference	7	26	(40)
Balance at end of year	$556	$1,143	$2,946